Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	802,257,885.40	34,444
Yield Supplement Overcollateralization Amount 06/30/19	48,283,619.35	0
Receivables Balance 06/30/19	850,541,504.75	34,444
Principal Payments	28,533,453.00	570
Defaulted Receivables	905,125.86	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	45,941,805.31	0
Pool Balance at 07/31/19	775,161,120.58	33,836

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.61%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	5,860,827.60	222
Past Due 61-90 days	1,661,766.27	57
Past Due 91-120 days	330,527.90	17
Past Due 121+ days	0.00	0
Total	7,853,121.77	296

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	538,226.02
Aggregate Net Losses/(Gains) - July 2019	366,899.84
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.52%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	0.48%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.43%

Overcollateralization Target Amount	8,914,352.89
Actual Overcollateralization	8,914,352.89
Weighted Average APR	4.18%
Weighted Average APR, Yield Adjusted	6.81%
Weighted Average Remaining Term	57.17

Flow of Funds	$ Amount

Collections	32,070,044.65
Investment Earnings on Cash Accounts	12,942.08
Servicing Fee	(708,784.59)
Transfer to Collection Account	-
Available Funds	31,374,202.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,970,341.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,220,799.14
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,914,352.89
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,472,450.54

Total Distributions of Available Funds	31,374,202.14

Servicing Fee	708,784.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 07/15/19	793,031,919.72
Principal Paid	26,785,152.03
Note Balance @ 08/15/19	766,246,767.69

Class A-1
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2a
Note Balance @ 07/15/19	261,873,005.48
Principal Paid	22,002,089.17
Note Balance @ 08/15/19	239,870,916.31
Note Factor @ 08/15/19	74.4940734%

Class A-2b
Note Balance @ 07/15/19	56,928,914.24
Principal Paid	4,783,062.86
Note Balance @ 08/15/19	52,145,851.38
Note Factor @ 08/15/19	74.4940734%

Class A-3
Note Balance @ 07/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	351,000,000.00
Note Factor @ 08/15/19	100.0000000%

Class A-4
Note Balance @ 07/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	76,260,000.00
Note Factor @ 08/15/19	100.0000000%

Class B
Note Balance @ 07/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	31,320,000.00
Note Factor @ 08/15/19	100.0000000%

Class C
Note Balance @ 07/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	15,650,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,116,599.57
Total Principal Paid	26,785,152.03
Total Paid	28,901,751.60

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	656,864.79
Principal Paid	22,002,089.17
Total Paid to A-2a Holders	22,658,953.96

Class A-2b
One-Month Libor	2.32500%
Coupon	2.46500%
Interest Paid	120,839.53
Principal Paid	4,783,062.86
Total Paid to A-2b Holders	4,903,902.39

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0327877
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7245297
Total Distribution Amount	27.7573174

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.0399528
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.3294695
Total A-2a Distribution Amount	70.3694223

A-2b Interest Distribution Amount	1.7262790
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.3294694
Total A-2b Distribution Amount	70.0557484

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	82.91
Noteholders' Third Priority Principal Distributable Amount	584.28
Noteholders' Principal Distributable Amount	332.81

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/19	2,609,619.51
Investment Earnings	5,213.10
Investment Earnings Paid	(5,213.10)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51